Contingencies (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Contingencies
Income taxes paid			$ 28,500,000	$ 38,200,000
Canada Revenue Agency Reassessment Action
Contingencies
Provincial income taxes assessed		$ 10.7	7,900,000
Income taxes paid	$ 154.3		$ 12,100,000
Tax rate (as a percent)	30.00%	30.00%	30.00%
Contingent liability recorded			$ 0